Debt: - First Mortgage Bonds (Details) - Long-term debt - First Mortgage Bonds Payable: Series 2018A First Mortgage Bonds, 5.05% Due 2048	Oct. 30, 2018 USD ($)
Debt
Principal amount	$ 500,000,000
Interest rate (as a percent)	5.05%